Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EMPOWER FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Empower Global Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income with capital appreciation and growth of income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of a Permitted Account were reflected, the fees and expenses shown below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 197% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	197.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that the Expense Limit is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds issued by companies, governments and government agencies located around the world. Bonds include fixed income securities of any maturity, such as mortgage-backed securities, U.S. government securities, asset-backed securities, floating rate loans (limited to up to 20% of the Fund’s net assets) and other floating rate securities, Eurodollar and yankee dollar instruments, to-be-announced (“TBA”) securities, notes (including structured notes), bills, and debentures.Under normal circumstances, the Fund will invest at least 40% of its net assets in foreign securities. The Fund’s investments may be denominated in both the U.S. dollar and currencies of other developing and emerging market countries and the Fund may invest without limit in developing and emerging markets. The Fund focuses on investment grade securities but may invest up to 25% of its total assets in below investment grade securities (commonly known as “high yield securities” or “junk bonds”). The Fund may invest in exchange-traded funds (“ETFs”) and other pooled investment vehicles. The Fund may also invest in derivatives, including but not limited to futures contracts and options on futures contracts; forward foreign currency contracts; purchased and written options; purchased and written swaptions; and credit default, total return and interest rate swaps.The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers: Insight North America LLC (“Insight”) and RBC Global Asset Management (UK) Limited (“RBC GAM UK”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”).•Insight focuses on identifying undervalued government bond markets, currencies, sectors and securities and looks for fixed income securities with the most potential for added value.•RBC GAM UK’s investment process combines a top-down focus on structural trends in policy and politics and impacts on global fixed income markets with a bottom-up relative value strategy for security and sector selection. RBC GAM UK also incorporates environmental, social and governance (“ESG”) factors as part of its investment process. ESG considerations are only one component in the evaluation of eligible investments and may not be a determinative factor in the final investment decision.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target percentage is a 50% allocation of the Fund’s assets to Insight and a 50% allocation of the Fund’s assets to RBC GAM UK. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total returns to the performance of a broad-based securities market index.The returns shown below are historical and are not an indication of future performance.Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.Performance information prior to July 9, 2021, includes the performance of a sub-adviser that no longer manages the Fund’s investment portfolio. Consequently, the Fund’s total returns shown below for the periods prior to that date are not necessarily indicative of the performance of the Fund as it is currently managed.Updated performance information may be obtained at www.empower.com/investments/empower-funds/fund-documents (the website does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total returns to the performance of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.empower.com/investments/empower-funds/fund-documents
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter EndedTotal ReturnBest QuarterDecember 31, 20238.46%Worst QuarterJune 30, 2022-9.14%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged
Empower Global Bond Fund | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk - The Fund is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Empower Global Bond Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	and is subject to the possible loss of your original investment.
Empower Global Bond Fund | Risk Not Insured [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any government agency
Empower Global Bond Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk - The market value of a fixed income security is affected significantly by changes (or the expectation of such changes) in interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When interest rates rise, the market value of a fixed income security will generally decline and when interest rates decline, the market values of such securities will generally rise. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Changes in interest rates can be difficult to forecast and may have unpredictable effects on the markets and the Fund’s investments, including negatively affecting yield, value and/or liquidity. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as increases or decreases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact the Fund’s performance.
Empower Global Bond Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk - An issuer (or guarantor) of a security may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Empower Global Bond Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk - The value of the Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting (or perceived to affect) specific issuers held by the Fund, particular industries represented in the Fund’s portfolio, or the overall securities markets. A variety of factors can increase the volatility of the Fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, deflation, rapid interest rate changes, bank failures, war or acts of terrorism, sanctions, tariffs, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, general outlook for corporate earnings, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.
Empower Global Bond Fund | Foreign Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Government Securities Risk - Foreign government securities may involve risks similar to those of foreign securities. They also may present additional risks, such as the ability of a foreign government or government-related issuer to make timely principal and interest payments on its external debt obligations.
Empower Global Bond Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, geopolitical (including war or armed conflict), regulatory, market, currency valuation, or economic or other developments and can perform differently than the U.S. market. Current tariffs, sanctions or the threat of potential tariffs, sanctions or other similar measures may also impair the value or liquidity of affected securities and negatively impact the Fund.
Empower Global Bond Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Empower Global Bond Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk - The Fund may not be able to sell a security at or near its perceived value in a timely manner (or at all) because of unusual market conditions, an unusually high volume of redemption requests, little or no active trading market for a specific type of security, legal or contractual restrictions on resale, or a reduced number or capacity of market participants to make a market in such security. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to the remaining investors’ interest due to market conditions or other factors. Extraordinary and sudden changes in interest rates could disrupt the market for fixed income securities and result in fluctuations in the Fund’s net asset value. Increased redemptions due to a rise in interest rates may require the Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently.
Empower Global Bond Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk - The use of derivatives, including but not limited to futures contracts and options on futures contracts; forward foreign currency contracts; purchased and written options; purchased and written swaptions; and credit default, total return and interest rate swaps, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or the Fund’s other portfolio holdings, magnified losses resulting from leverage, counterparty risk, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions.
Empower Global Bond Fund | Over the Counter Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Over-the-Counter Risk - Over-the-Counter (“OTC”) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. Securities and derivatives traded in OTC markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk.
Empower Global Bond Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk - A counterparty to a transaction may be unwilling or unable, or perceived (whether by market participants, ratings agencies, pricing services or otherwise) to be unwilling or unable, to make timely interest, principal or settlement payments or otherwise honor its obligations. Counterparty risk may arise because of a counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.
Empower Global Bond Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk - Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from limited reliable access to capital, extreme debt burdens, less established financial market operations or volatile inflation rates. The securities markets of emerging market countries may be subject to manipulation and have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to heightened political, geopolitical (including war or armed conflict), economic, legal, market, currency and tariff risks and other adverse local or regional developments, including heightened risk of war and ethnic, religious and racial conflicts. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. and other governments, or from problems in share registration, settlement or custody, may also result in losses. Differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards could impede the availability of reliable information to evaluate and monitor local companies and impact the Fund’s performance. There is also the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Empower Global Bond Fund | Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Call Risk - An issuer may redeem a fixed income security before maturity (a “call”) at a price below its current market value.
Empower Global Bond Fund | Mortgage Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed Securities Risk - Mortgage-backed securities represent interests in pools of commercial or residential mortgages that are subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) when mortgage rates fall or more slowly than expected (extension risk) when mortgage rates rise, which may affect the yield, average life and price of the securities. Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
Empower Global Bond Fund | To Be Announced Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	To-Be-Announced Securities Risk - TBA securities involve the risk that a security the Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Empower Global Bond Fund | US Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk - U.S. government securities may be adversely affected by changes in interest rates (interest rate risk) or a default by or decline in the credit rating of the U.S. government (credit risk).
Empower Global Bond Fund | US Government Sponsored Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government-Sponsored Securities Risk - Securities issued by U.S. government-sponsored enterprises (“GSEs”), such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks, may be adversely affected by changes in interest rates (interest rate risk) or a default by or decline in the credit rating of the applicable GSE (credit risk). Securities of GSEs are not issued or guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government.
Empower Global Bond Fund | Below Investment Grade Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Below Investment Grade Securities Risk - Below investment grade securities (commonly known as “high yield securities” or “junk bonds”) are speculative, have a higher degree of credit risk and interest rate risk, and may be less liquid and subject to greater volatility in market value than investment grade securities. In addition, high yield securities present a greater risk of loss (which may be substantial or total) of income and principal, than investment grade securities.
Empower Global Bond Fund | Geographic Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk - Events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments may cause the value of its shares to decrease, perhaps significantly.
Empower Global Bond Fund | Floating Rate Loan [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Floating Rate Loan Risk - Unlike publicly traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. The lack of an active trading market for certain floating rate loans may impair the ability of the Fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. The floating rate loans in which the Fund invests typically will be below investment grade quality and, like other below investment grade securities (commonly known as “high yield securities” or “junk bonds”), are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.
Empower Global Bond Fund | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.
Empower Global Bond Fund | Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed Securities Risk - Asset-backed securities represent interests in pools of assets, including consumer loans, auto loans, student loans, or receivables held in trust. The value of asset-backed securities may be affected by certain factors such as interest rate risk; the credit performance of the pool of underlying assets; the creditworthiness of the servicing agent or the originator of the underlying assets; the ability of the servicing agent to service the underlying collateral; and the availability of information concerning the pool of underlying assets and its structure. Asset-backed securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) in a declining interest rate environment or more slowly than expected (extension risk) in a rising interest rate environment.
Empower Global Bond Fund | Exchange Traded Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-Traded Fund Risk - Shares in an ETF represent an interest in a portfolio of securities generally designed to track the performance of a particular market index. The Fund could purchase shares issued by an ETF to temporarily gain exposure to a portion of a foreign market, for example, while awaiting purchase of underlying securities. The risks associated with owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. An ETF may trade at a premium or discount, and, as a result, the Fund may pay more than net asset value when purchasing shares and receive less than net asset value when selling shares.
Empower Global Bond Fund | Pooled Investment Vehicle Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Pooled Investment Vehicle Risk - The Fund faces the risk that a pooled investment vehicle in which it invests will not achieve its investment objective. The Fund also is subject to the risks of the underlying assets in which the pooled investment vehicles invest. As a shareholder in a pooled investment vehicle, the Fund will bear its ratable share of that vehicle’s expenses. In addition, the Fund may incur brokerage costs when purchasing and selling shares of pooled investment vehicles. There may be no active market for shares of certain pooled investment vehicles and such shares may be highly illiquid.
Empower Global Bond Fund | Environmental Social and Governance Considerations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Environmental, Social and Governance Considerations Risk - The Fund’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. While ESG considerations may have the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
Empower Global Bond Fund | Multi Manager Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Multi-Manager Risk - Because the Sub-Advisers make investment decisions independently, it is possible that the security selection processes of the Sub-Advisers may not complement one another, and the Fund may have buy and sell transactions in the same security on the same day.
Empower Global Bond Fund | Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by shareholders).
Empower Global Bond Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	215
5 Years	rr_ExpenseExampleYear05	376
10 Years	rr_ExpenseExampleYear10	$ 844
OneYear	rr_AverageAnnualReturnYear01	(0.49%)
FiveYears	rr_AverageAnnualReturnYear05	(2.25%)
TenYears	rr_AverageAnnualReturnYear10
SinceInception	rr_AverageAnnualReturnSinceInception	(0.72%)
InceptionDate	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Empower Global Bond Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	$ 1,458
2015	rr_AnnualReturn2015	(4.19%)
2016	rr_AnnualReturn2016	2.97%
2017	rr_AnnualReturn2017	1.95%
2018	rr_AnnualReturn2018	(0.27%)
2019	rr_AnnualReturn2019	4.07%
2020	rr_AnnualReturn2020	5.33%
2021	rr_AnnualReturn2021	(6.46%)
2022	rr_AnnualReturn2022	(14.65%)
2023	rr_AnnualReturn2023	5.13%
2024	rr_AnnualReturn2024	(0.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.14%)
OneYear	rr_AverageAnnualReturnYear01	(0.87%)
FiveYears	rr_AverageAnnualReturnYear05	(2.60%)
TenYears	rr_AverageAnnualReturnYear10	(0.89%)
SinceInception	rr_AverageAnnualReturnSinceInception
Empower Global Bond Fund | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(1.69%)
FiveYears	rr_AverageAnnualReturnYear05	(1.96%)
TenYears	rr_AverageAnnualReturnYear10	0.15%
SinceInception	rr_AverageAnnualReturnSinceInception	0.25%

[1]	The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.65% of the Class's average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2026, and automatically renews for one-year terms unless it is terminated upon termination of the investment advisory agreement or by Empower Funds or the investment adviser upon written notice within 90 days of the end of the current term. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Empower Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.